Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Schedule of stock options activity

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of January 1, 2021	1,135,317	0.001
Granted	20,000	0.001
Forfeited	(28,927)	0.001
Outstanding as of December 31, 2021	1,126,390	0.001	4.81	1,080
Vested and expected to vest as of December 31, 2021	1,117,669	0.001	4.78	1,072
Exercisable as of December 31, 2021	1,102,365	0.001	4.72	1,057

Schedule of stock options, valuation assumption

	2019	2020	2021

Expected volatility	48.70%~52.67%	52.70%~68.78%	65.96%
Risk-free interest rate (per annum)	1.58%~2.41%	0.16%~0.23%	0.25%
Exercise multiple	2.2	2.2	2.2
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (per share)	US$11.779~17.519	US$6.459~7.519	US$4.92

Schedule of allocation of share based compensation expense

	For the years ended December 31,
	2019	2020	2021

Fulfillment expenses	283	429	159
Marketing expenses	4,627	4,859	1,289
Technology and content development expenses	424	364	(11)
General and administrative expenses	3,469	2,509	849
Total share-based compensation expense	8,803	8,161	2,286